Sales - Reconciliation of customer contract net assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Customer contract net assets at beginning of period	€ 784	€ 815	€ 916
Business related variations	(13)	(36)	(109)
Translation adjustment	1	(1)	7
Reclassifications and other items		6	1
Customer contract net assets at end of period	€ 771	€ 784	€ 815